Classes of Loans (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 177,086,150	$ 174,201,430
Net deferred loan fees	(6,373)	39,721
Allowance for loan losses	3,339,464	3,296,607
Net loans	173,753,059	170,865,102
Mortgage loans on real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	122,485,403	125,656,258
Mortgage loans on real estate | One-to-four family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	41,386,147	39,472,008
Mortgage loans on real estate | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	30,973,177	40,169,813
Mortgage loans on real estate | Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	37,392,116	29,971,649
Mortgage loans on real estate | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	12,733,963	16,042,788
Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	29,046,437	23,198,454
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	10,982,491	9,590,745
Consumer loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 14,571,819	$ 15,755,973